UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2025

Date of reporting period: May 31, 2025

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: SCYVX

May 31, 2025

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Fund Information

AB Small Cap Value Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Small Cap Value Portfolio (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/SCYVX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$43	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$540,140,787
# of Portfolio Holdings	95
Portfolio Turnover Rate	38%
Total Advisory Fees Paid (Net)	$2,286,675

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
TXNM Energy, Inc.	$10,599,329	1.9%
American Healthcare REIT, Inc.	$9,036,183	1.7%
Hanover Insurance Group, Inc. (The)	$8,878,543	1.6%
COPT Defense Properties	$8,565,224	1.6%
Independence Realty Trust, Inc.	$8,512,175	1.6%
O-I Glass, Inc.	$8,472,377	1.6%
JBT Marel Corp.	$8,381,934	1.6%
IDACORP, Inc.	$8,243,592	1.5%
WD-40 Co.	$8,033,456	1.5%
Nicolet Bankshares, Inc.	$8,017,467	1.5%
Total	$86,740,280	16.1%

Advisor Class: SCYVX

1

Sector Breakdown (% of Net Assets)

Value	Value
Financials	26.2%
Industrials	16.0%
Consumer Discretionary	11.8%
Real Estate	10.7%
Information Technology	8.4%
Materials	6.7%
Energy	5.7%
Utilities	4.2%
Health Care	4.1%
Consumer Staples	2.9%
Communication Services	2.5%
Short-Term Investments	1.8%
Other assets less liabilities	-1.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/SCYVX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Advisor Class: SCYVX

2

SCV-ADV-0154-0525

Class A: SCAVX

May 31, 2025

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Fund Information

AB Small Cap Value Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Small Cap Value Portfolio (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/SCAVX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$540,140,787
# of Portfolio Holdings	95
Portfolio Turnover Rate	38%
Total Advisory Fees Paid (Net)	$2,286,675

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
TXNM Energy, Inc.	$10,599,329	1.9%
American Healthcare REIT, Inc.	$9,036,183	1.7%
Hanover Insurance Group, Inc. (The)	$8,878,543	1.6%
COPT Defense Properties	$8,565,224	1.6%
Independence Realty Trust, Inc.	$8,512,175	1.6%
O-I Glass, Inc.	$8,472,377	1.6%
JBT Marel Corp.	$8,381,934	1.6%
IDACORP, Inc.	$8,243,592	1.5%
WD-40 Co.	$8,033,456	1.5%
Nicolet Bankshares, Inc.	$8,017,467	1.5%
Total	$86,740,280	16.1%

Class A: SCAVX

1

Sector Breakdown (% of Net Assets)

Value	Value
Financials	26.2%
Industrials	16.0%
Consumer Discretionary	11.8%
Real Estate	10.7%
Information Technology	8.4%
Materials	6.7%
Energy	5.7%
Utilities	4.2%
Health Care	4.1%
Consumer Staples	2.9%
Communication Services	2.5%
Short-Term Investments	1.8%
Other assets less liabilities	-1.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/SCAVX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class A: SCAVX

2

SCV-A-0154-0525

Class C: SCCVX

May 31, 2025

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Fund Information

AB Small Cap Value Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Small Cap Value Portfolio (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/SCCVX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$540,140,787
# of Portfolio Holdings	95
Portfolio Turnover Rate	38%
Total Advisory Fees Paid (Net)	$2,286,675

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
TXNM Energy, Inc.	$10,599,329	1.9%
American Healthcare REIT, Inc.	$9,036,183	1.7%
Hanover Insurance Group, Inc. (The)	$8,878,543	1.6%
COPT Defense Properties	$8,565,224	1.6%
Independence Realty Trust, Inc.	$8,512,175	1.6%
O-I Glass, Inc.	$8,472,377	1.6%
JBT Marel Corp.	$8,381,934	1.6%
IDACORP, Inc.	$8,243,592	1.5%
WD-40 Co.	$8,033,456	1.5%
Nicolet Bankshares, Inc.	$8,017,467	1.5%
Total	$86,740,280	16.1%

Class C: SCCVX

1

Sector Breakdown (% of Net Assets)

Value	Value
Financials	26.2%
Industrials	16.0%
Consumer Discretionary	11.8%
Real Estate	10.7%
Information Technology	8.4%
Materials	6.7%
Energy	5.7%
Utilities	4.2%
Health Care	4.1%
Consumer Staples	2.9%
Communication Services	2.5%
Short-Term Investments	1.8%
Other assets less liabilities	-1.0%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/SCCVX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

Class C: SCCVX

2

SCV-C-0154-0525

Class Z: ABMVX

May 31, 2025

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Fund Information

AB Mid Cap Value Portfolio

Semi-Annual Shareholder Report

This semi-annual shareholder report contains important information about the AB Mid Cap Value Portfolio (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://www.abfunds.com/link/AB/ABMVX-S. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$32	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

Net Assets	$2,110,266
# of Portfolio Holdings	57
Portfolio Turnover Rate	25%
Total Advisory Fees Paid (Net)	$0

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Ameren Corp.	$75,082	3.6%
Corteva, Inc.	$68,110	3.2%
Alliant Energy Corp.	$66,773	3.2%
Cboe Global Markets, Inc.	$61,633	2.9%
Kenvue, Inc.	$60,463	2.9%
AutoZone, Inc.	$59,728	2.8%
TD SYNNEX Corp.	$53,147	2.5%
Encompass Health Corp.	$53,075	2.5%
Corebridge Financial, Inc.	$52,372	2.5%
Dollar Tree, Inc.	$50,636	2.4%
Total	$601,019	28.5%

Class Z: ABMVX

1

Sector Breakdown (% of Net Assets)

Value	Value
Industrials	19.6%
Financials	15.9%
Real Estate	9.8%
Health Care	9.8%
Consumer Discretionary	8.8%
Information Technology	8.0%
Consumer Staples	7.5%
Utilities	6.7%
Energy	5.9%
Materials	5.9%
Communication Services	1.6%
Short-Term Investments	0.9%
Other assets less liabilities	-0.4%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/ABMVX-S, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Class Z: ABMVX

2

MIDV-Z-0154-0525

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

May 31, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB MID CAP VALUE PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.5%
Industrials – 19.6%
Air Freight & Logistics – 2.9%
CH Robinson Worldwide, Inc.	277	$26,584
GXO Logistics, Inc.(a)	846	34,804

		61,388

Construction & Engineering – 3.2%
Fluor Corp.(a)	1,126	46,819
WillScot Holdings Corp.	786	21,183

		68,002

Ground Transportation – 1.1%
ArcBest Corp.	367	23,007

Machinery – 5.1%
CNH Industrial NV	3,897	48,751
PACCAR, Inc.	215	20,178
Pentair PLC	377	37,391

		106,320

Marine Transportation – 1.0%
Kirby Corp.(a)	195	21,575

Professional Services – 2.8%
CACI International, Inc. – Class A(a)	88	37,664
Robert Half, Inc.	446	20,422

		58,086

Trading Companies & Distributors – 3.5%
Core & Main, Inc. – Class A(a)	468	25,651
United Rentals, Inc.	68	48,170

		73,821

		412,199

Financials – 15.9%
Banks – 3.9%
First Citizens BancShares, Inc./NC – Class A	20	36,978
M&T Bank Corp.	246	44,929

		81,907

Capital Markets – 4.7%
Cboe Global Markets, Inc.	269	61,633
Invesco Ltd.	2,574	37,220

		98,853

Financial Services – 2.5%
Corebridge Financial, Inc.	1,606	52,372

Insurance – 4.8%
American Financial Group, Inc./OH	390	48,352

ABFunds.com	AB Mid Cap Value Portfolio 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Everest Group Ltd.	65	$22,568
Willis Towers Watson PLC	100	31,655

		102,575

		335,707

Real Estate – 9.8%
Health Care REITs – 1.4%
Ventas, Inc.	453	29,119

Hotel & Resort REITs – 1.1%
Ryman Hospitality Properties, Inc.	238	23,112

Industrial REITs – 1.8%
First Industrial Realty Trust, Inc.	760	37,567

Real Estate Management & Development – 2.1%
CBRE Group, Inc. – Class A(a)	357	44,632

Residential REITs – 1.4%
UDR, Inc.	721	29,871

Specialized REITs – 2.0%
Digital Realty Trust, Inc.	250	42,880

		207,181

Health Care – 9.8%
Health Care Equipment & Supplies – 2.4%
Avantor, Inc.(a)	1,937	25,007
Becton Dickinson & Co.	143	24,680

		49,687

Health Care Providers & Services – 6.4%
CVS Health Corp.	564	36,119
Encompass Health Corp.	439	53,075
Labcorp Holdings, Inc.	186	46,308

		135,502

Life Sciences Tools & Services – 1.0%
ICON PLC(a)	162	21,105

		206,294

Consumer Discretionary – 8.8%
Hotels, Restaurants & Leisure – 1.6%
Hyatt Hotels Corp. – Class A	256	33,800

Specialty Retail – 6.4%
AutoNation, Inc.(a)	209	38,425
AutoZone, Inc.(a)	16	59,728
Bath & Body Works, Inc.	1,327	37,315

		135,468

2 AB Mid Cap Value Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 0.8%
Crocs, Inc.(a)	163	$16,626

		185,894

Information Technology – 8.0%
Communications Equipment – 1.8%
F5, Inc.(a)	129	36,814

Electronic Equipment, Instruments & Components – 2.5%
TD SYNNEX Corp.	438	53,147

Semiconductors & Semiconductor Equipment – 1.3%
NXP Semiconductors NV	145	27,714

Software – 0.7%
ACI Worldwide, Inc.(a)	338	15,636

Technology Hardware, Storage & Peripherals – 1.7%
Sandisk Corp./DE(a)	187	7,048
Western Digital Corp.	562	28,971

		36,019

		169,330

Consumer Staples – 7.5%
Consumer Staples Distribution & Retail – 4.6%
BJ’s Wholesale Club Holdings, Inc.(a)	410	46,416
Dollar Tree, Inc.(a)	561	50,636

		97,052

Personal Care Products – 2.9%
Kenvue, Inc.	2,533	60,463

		157,515

Utilities – 6.7%
Electric Utilities – 3.2%
Alliant Energy Corp.	1,073	66,773

Multi-Utilities – 3.5%
Ameren Corp.	775	75,082

		141,855

Energy – 5.9%
Energy Equipment & Services – 2.2%
Baker Hughes Co.	1,247	46,201

Oil, Gas & Consumable Fuels – 3.7%
Cameco Corp.	582	34,065
EOG Resources, Inc.	413	44,839

		78,904

		125,105

ABFunds.com	AB Mid Cap Value Portfolio 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Materials – 5.9%
Chemicals – 5.9%
Avient Corp.	671	$24,243
Corteva, Inc.	962	68,110
RPM International, Inc.	281	31,989

		124,342

Communication Services – 1.6%
Media – 1.6%
Nexstar Media Group, Inc.	200	34,084

Total Common Stocks (cost $2,051,695)		2,099,506

SHORT-TERM INVESTMENTS – 0.9%
Investment Companies – 0.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.14%(b)(c)(d) (cost $18,647)	18,647	18,647

Total Investments – 100.4% (cost $2,070,342)		2,118,153
Other assets less liabilities – (0.4)%		(7,887)

Net Assets – 100.0%		$2,110,266

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day yield as of period end.

(c)	Affiliated investments.

(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

REIT – Real Estate Investment Trust

See notes to financial statements.

4 AB Mid Cap Value Portfolio	ABFunds.com

STATEMENT OF ASSETS & LIABILITIES

May 31, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,051,695)	$2,099,506
Affiliated issuers (cost $18,647)	18,647
Receivable due from Adviser	23,524
Unaffiliated dividends receivable	1,927
Affiliated dividends receivable	72

Total assets	2,143,676

Liabilities
Audit and tax fee payable	15,728
Directors’ fees payable	5,346
Advisory fee payable	1,156
Transfer Agent fee payable	37
Accrued expenses	11,143

Total liabilities	33,410

Net Assets	$2,110,266

Composition of Net Assets
Capital stock, at par	$20
Additional paid-in capital	2,030,031
Distributable earnings	80,215

Net Assets	$2,110,266

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value (based on 202,757 common shares outstanding for Class Z)	$10.41

See notes to financial statements.

ABFunds.com	AB Mid Cap Value Portfolio 5

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2025 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $27)	$21,671
Affiliated issuers	719	$22,390

Expenses
Advisory fee (see Note B)	6,734
Transfer agency - Class Z	234
Amortization of offering expenses	52,116
Administration Fees	51,098
Audit and tax	22,622
Custody and accounting	12,621
Directors’ fees	10,933
Legal	7,817
Registration fees	3,746
Printing	3,082
Miscellaneous	2,073

Total expenses	173,076
Less: expenses waived and reimbursed by the Adviser (see Note B)	(165,948)

Net expenses		7,128

Net investment income		15,262

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on investment transactions		19,001
Net change in unrealized appreciation (depreciation) of investments		(199,007)

Net loss on investment and foreign currency transactions		(180,006)

Net Decrease in Net Assets from Operations		$(164,744)

See notes to financial statements.

6 AB Mid Cap Value Portfolio	ABFunds.com

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2025 (unaudited)		April 30, 2024(a) to November 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$15,262		$15,872
Net realized gain on investment transactions	19,001		12,236
Net change in unrealized appreciation (depreciation) of investments	(199,007)		246,818
Contributions from Affiliates (see Note B)	– 0	–	53

Net increase (decrease) in net assets from operations	(164,744)		274,979
Distributions to Shareholders	(30,020)		– 0	–
Capital Stock Transactions
Net increase	30,020		2,000,031

Total increase (decrease)	(164,744)		2,275,010
Net Assets
Beginning of period	2,275,010		– 0	–

End of period	$2,110,266		$2,275,010

(a)	Commencement of operations.

See notes to financial statements.

ABFunds.com	AB Mid Cap Value Portfolio 7

NOTES TO FINANCIAL STATEMENTS

May 31, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 11 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Mid Cap Value Portfolio (the “Fund”), a diversified portfolio. The Fund commenced investment operations on April 30, 2024. The Fund offers Class Z shares. As of November 30, 2024, AllianceBernstein L.P. (the “Adviser”) was the sole shareholder of Class Z shares. Class A, Class B, Class C, Class R, Class K, Class I, Advisor Class, Class T, Class 1 and Class 2 shares have been authorized but currently are not offered. Class Z shares are sold without an initial or contingent deferred sales charge. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, the Adviser serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best

8 AB Mid Cap Value Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency

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NOTES TO FINANCIAL STATEMENTS (continued)

of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2025:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$2,099,506		$	– 0	–	$	– 0	–	$2,099,506
Short-Term Investments	18,647			– 0	–		– 0	–	18,647

Total Investments in Securities	2,118,153			– 0	–		– 0	–	2,118,153
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$2,118,153		$	– 0	–	$	– 0	–	$2,118,153

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

10 AB Mid Cap Value Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current tax year) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received

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NOTES TO FINANCIAL STATEMENTS (continued)

from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Offering Expenses

Offering expenses of $126,816 were deferred and are being amortized on a straight line basis over a one year period starting from April 30, 2024 (commencement of operations).

9. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

10. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

12 AB Mid Cap Value Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .63% of the first $2.5 billion, .605% of the next $2.5 billion and .58% in excess of $5 billion of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive fees and/or bear expenses of the Fund to the extent necessary to prevent total other expenses (excluding transfer agent expenses, acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 0.02% of the average daily net assets for Class Z shares (“expense limitation”). For the six months ended May 31, 2025, such reimbursements/waivers amounted to $114,817. The expense limitations and waiver agreement will each remain in effect until February 28, 2026 and may only be terminated or changed with the consent of the Board.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended May 31, 2025, the cost of such services amounted to $51,098, such amount was waived by the Adviser and is included in the expenses waived on the statement of operations.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $214 for the six months ended May 31, 2025.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended May 31, 2025, such waiver amounted to $33.

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NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2025 is as follows:

Fund	Market Value 11/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$55	$149	$185	$19	$1

During the period ended November 30, 2024, the Adviser reimbursed the Fund $53 for trading losses incurred due to trading error.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 of the Act which permits the Fund to pay distribution and servicing fees not to exceed .25% per year of the Fund’s average daily net assets. No such fees are currently paid, and the Board has not approved the commencement of payments under the Rule 12b-1 Distribution Plan.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$599,093		$539,965
U.S. government securities......................	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$189,231
Gross unrealized depreciation	(141,420)

Net unrealized appreciation	$47,811

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended May 31, 2025.

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NOTES TO FINANCIAL STATEMENTS (continued)

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Capital Stock

Transactions in capital shares for each class were as follows:

	Shares				Amount
	Six Months Ended May 31, 2025 (unaudited)		April 30, 2024(a) to November 30, 2024		Six Months Ended May 31, 2025 (unaudited)			April 30, 2024(a) to November 30, 2024

Class Z
Shares sold	– 0	–	200,003		$	– 0	–	$2,000,031

Shares issued in reinvestment of dividends and distributions	2,754		– 0	–		30,020		– 0	–

Net increase	2,754		200,003			$30,020		$2,000,031

(a)	Commencement of operations.

NOTE F

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s investments will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Capitalization Risk—Investments in mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in mid-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

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NOTES TO FINANCIAL STATEMENTS (continued)

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the industrials and financials sectors. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Focused Portfolio Risk—Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors. In addition, the value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction in government or central bank support, economic sanctions and tariffs and potential responses to those sanctions and tariffs.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

16 AB Mid Cap Value Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2025.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2024 was as follows:

2024
Distributions paid from:
Ordinary income	$	– 0	–

Total taxable distributions	$	– 0	–

As of November 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$29,119
Undistributed capital gains	397
Unrealized appreciation (depreciation)	246,818

Total accumulated earnings (deficit)	$276,334	(a)

(a)	The difference between book-basis and tax-basis components of accumulated earnings (deficit) is attributable primarily to the amortization of offering costs.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2024, the Fund did not have any capital loss carryforwards.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

	Class Z
	Six Months Ended May 31, 2025 (unaudited)		April 30, 2024(a) to Year Ended November 30, 2024

Net asset value, beginning of period	$ 11.37		$ 10.00

Income From Investment Operations

Net investment income(b)(c)	.08		.08

Net realized and unrealized gain (loss) on investment transactions	(.89)		1.29

Contributions from Affiliates	– 0	–	.00	(d)

Net increase (decrease) in net asset value from operations	(.81)		1.37

Less: Dividends and distributions

Dividends from net investment income	(.09)		– 0	–

Distributions from net realized gain on investment transactions	(.06)		– 0	–

Total dividends and distributions	(.15)		– 0	–

Net asset value, end of period	$ 10.41		$ 11.37

Total Return

Total investment return based on net asset value(e)	(7.10)%		13.70%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,110		$2,275

Expenses, net of waivers/reimbursements	.67	%^	.67	%^

Expenses, before waivers/reimbursements	16.19	%^	19.92	%^

Net investment income(c)	1.43	%^	1.30	%^

Portfolio turnover rate	25%		55%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Net of expenses waived/reimbursed by the Adviser.

(d)	Amount is less than $.005.

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

^	Annualized.

See notes to financial statements.

18 AB Mid Cap Value Portfolio	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Mid Cap Value Portfolio (the “Fund”) at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to

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performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and may from time to time propose changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The directors also noted that the Adviser had agreed to waive or reimburse expenses of the Fund to the extent that they exceed an agreed-upon cap, and that, as a result, it was not expected that the Adviser would benefit from reimbursement of its administrative expenses. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for the period ended December 31, 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information for this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to the subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in the period reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating

20 AB Mid Cap Value Portfolio	ABFunds.com

to transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors also noted that, although the sole class of shares of the Fund currently offered was not subject to a 12b-1 fee or a sales charge, other classes might be offered in the future subject to a12b-1 fee and/or a sale charge that would be received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser). The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting since the Fund’s inception.

At the Meeting, the directors reviewed information prepared by the Adviser showing performance of the Class Z Shares against a broad-based securities market index for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by an independent service provider (the “15(c) service provider”), concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year and the impact of the Adviser’s expense cap for the Fund, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund, including a collective investment trust product advised by the Adviser with the same investment strategy as the Fund and a lower advisory fee. For this purpose, they reviewed information provided by the Adviser as well as the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s schedule, on the one hand, and the Adviser’s institutional fee schedule, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it will provide to the Fund relative to institutional clients. In this regard, the Adviser noted, among other things, that, compared to institutional accounts,

ABFunds.com	AB Mid Cap Value Portfolio 21

the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Class Z shares of the Fund in comparison to the medians for a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”) selected by the 15(c) service provider. The Class Z expense ratio of the Fund was based on the Fund’s latest fiscal year and reflected the impact of the Adviser’s expense cap for the Fund. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the median for a peer group and equal to the median for a peer universe. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a

22 AB Mid Cap Value Portfolio	ABFunds.com

whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

ABFunds.com	AB Mid Cap Value Portfolio 23

NOTES

24 AB Mid Cap Value Portfolio	ABFunds.com

AB MID CAP VALUE PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

MIDV-Z-0152-0525

May 31, 2025

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB Small Cap Value Portfolio

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

PORTFOLIO OF INVESTMENTS

May 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.2%
Financials – 26.2%
Banks – 19.4%
1st Source Corp.	107,149	$6,488,944
Amalgamated Financial Corp.	163,073	4,928,066
Bank of Marin Bancorp	149,690	3,189,894
BankUnited, Inc.	177,323	6,025,436
Comerica, Inc.	59,725	3,409,700
First BanCorp/Puerto Rico	281,933	5,633,021
First Bancorp/Southern Pines NC	173,056	7,159,327
First Hawaiian, Inc.	244,380	5,835,794
Flagstar Financial, Inc.	439,800	5,066,496
Heritage Financial Corp./WA	315,306	7,371,854
Independent Bank Corp.	104,190	6,407,685
Nicolet Bankshares, Inc.	65,374	8,017,467
Pacific Premier Bancorp, Inc.	278,544	5,905,133
Peoples Bancorp, Inc./OH	87,743	2,572,625
Texas Capital Bancshares, Inc.(a)	91,809	6,581,787
TriCo Bancshares	168,349	6,717,125
UMB Financial Corp.	64,914	6,693,932
WSFS Financial Corp.	132,973	7,032,942

		105,037,228

Capital Markets – 2.8%
Donnelley Financial Solutions, Inc.(a)	138,276	7,533,276
Federated Hermes, Inc.	175,123	7,390,191

		14,923,467

Financial Services – 2.4%
NCR Atleos Corp.(a)	269,227	7,137,208
Walker & Dunlop, Inc.	83,897	5,746,105

		12,883,313

Insurance – 1.6%
Hanover Insurance Group, Inc. (The)	50,452	8,878,543

		141,722,551

Industrials – 16.0%
Air Freight & Logistics – 1.1%
GXO Logistics, Inc.(a)	143,200	5,891,248

Building Products – 1.0%
Tecnoglass, Inc.(b)	64,956	5,562,182

Commercial Services & Supplies – 3.2%
MillerKnoll, Inc.	329,948	5,566,223
Montrose Environmental Group, Inc.(a)	363,070	7,090,757
Pursuit Attractions & Hospitality, Inc.(a)	165,953	4,628,429

		17,285,409

ABFunds.com	AB Small Cap Value Portfolio 1

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Construction & Engineering – 3.3%
BrightView Holdings, Inc.(a)	433,824	$6,758,978
Fluor Corp.(a)	160,151	6,659,079
Great Lakes Dredge & Dock Corp.(a)	11,819	132,136
MasTec, Inc.(a)	26,239	4,091,447

		17,641,640

Ground Transportation – 0.9%
ArcBest Corp.	80,719	5,060,274

Machinery – 3.0%
Blue Bird Corp.(a)(b)	195,109	7,550,718
JBT Marel Corp.	73,007	8,381,934

		15,932,652

Marine Transportation – 1.0%
Kirby Corp.(a)	48,237	5,336,942

Professional Services – 1.7%
First Advantage Corp.(a)	331,223	5,670,538
Franklin Covey Co.(a)	157,153	3,674,237

		9,344,775

Trading Companies & Distributors – 0.8%
Herc Holdings, Inc.	36,827	4,566,548

		86,621,670

Consumer Discretionary – 11.8%
Automobile Components – 1.3%
BorgWarner, Inc.	212,847	7,043,107

Automobiles – 0.8%
Winnebago Industries, Inc.	129,325	4,387,997

Diversified Consumer Services – 1.3%
ADT, Inc.	846,875	7,046,000

Hotels, Restaurants & Leisure – 1.3%
Cracker Barrel Old Country Store, Inc.(b)	123,306	7,082,697

Leisure Products – 0.8%
Topgolf Callaway Brands Corp.(a)	639,400	4,053,796

Specialty Retail – 4.5%
AutoNation, Inc.(a)	28,673	5,271,531
Build-A-Bear Workshop, Inc.	86,101	4,394,595
Group 1 Automotive, Inc.	16,811	7,126,519
Winmark Corp.	17,950	7,625,519

		24,418,164

Textiles, Apparel & Luxury Goods – 1.8%
Crocs, Inc.(a)	30,150	3,075,300
Hanesbrands, Inc.(a)	1,339,350	6,629,783

		9,705,083

		63,736,844

2 AB Small Cap Value Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Real Estate – 10.7%
Diversified REITs – 0.8%
Broadstone Net Lease, Inc.	285,800	$4,547,078

Health Care REITs – 1.7%
American Healthcare REIT, Inc.	258,620	9,036,183

Hotel & Resort REITs – 0.7%
Ryman Hospitality Properties, Inc.	38,671	3,755,341

Industrial REITs – 1.8%
First Industrial Realty Trust, Inc.	111,990	5,535,666
STAG Industrial, Inc.	123,414	4,391,070

		9,926,736

Office REITs – 1.6%
COPT Defense Properties	312,030	8,565,224

Residential REITs – 1.6%
Independence Realty Trust, Inc.	457,890	8,512,175

Retail REITs – 1.9%
Acadia Realty Trust	327,705	6,311,598
NETSTREIT Corp.	240,652	3,874,497

		10,186,095

Specialized REITs – 0.6%
National Storage Affiliates Trust	91,315	3,141,236

		57,670,068

Information Technology – 8.4%
Communications Equipment – 2.3%
Calix, Inc.(a)	73,079	3,379,173
Extreme Networks, Inc.(a)	242,516	3,800,226
Harmonic, Inc.(a)	592,013	5,339,957

		12,519,356

Electronic Equipment, Instruments & Components – 2.1%
Crane NXT Co.(b)	20,124	1,078,848
IPG Photonics Corp.(a)	82,760	5,483,677
TTM Technologies, Inc.(a)	168,037	5,017,585

		11,580,110

IT Services – 0.8%
Grid Dynamics Holdings, Inc.(a)	325,774	4,081,948

Semiconductors & Semiconductor Equipment – 2.2%
FormFactor, Inc.(a)	142,970	4,267,655
Ichor Holdings Ltd.(a)	111,328	1,756,756
Penguin Solutions, Inc.(a)	324,124	5,756,442

		11,780,853

ABFunds.com	AB Small Cap Value Portfolio 3

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Software – 1.0%
ACI Worldwide, Inc.(a)	113,071	$5,230,664

		45,192,931

Materials – 6.7%
Chemicals – 4.4%
AdvanSix, Inc.	141,294	3,321,822
Avient Corp.	130,049	4,698,670
Axalta Coating Systems Ltd.(a)	175,344	5,400,595
Ecovyst, Inc.(a)	637,566	4,749,867
Methanex Corp.	170,367	5,560,779

		23,731,733

Containers & Packaging – 2.3%
O-I Glass, Inc.(a)	646,253	8,472,377
Silgan Holdings, Inc.	67,577	3,721,465

		12,193,842

		35,925,575

Energy – 5.7%
Energy Equipment & Services – 1.1%
Cactus, Inc. – Class A	143,492	5,883,172

Oil, Gas & Consumable Fuels – 4.6%
Magnolia Oil & Gas Corp. – Class A	318,291	6,843,256
Matador Resources Co.	162,499	6,989,082
NexGen Energy Ltd.(a)(b)	754,110	4,660,400
Northern Oil & Gas, Inc.	248,919	6,616,267

		25,109,005

		30,992,177

Utilities – 4.2%
Electric Utilities – 3.5%
IDACORP, Inc.	69,303	8,243,592
TXNM Energy, Inc.	186,970	10,599,329

		18,842,921

Gas Utilities – 0.7%
ONE Gas, Inc.	50,634	3,785,398

		22,628,319

Health Care – 4.1%
Health Care Equipment & Supplies – 2.9%
Envista Holdings Corp.(a)	348,398	6,365,231
Integer Holdings Corp.(a)	60,323	7,163,960
Integra LifeSciences Holdings Corp.(a)	164,210	2,078,899

		15,608,090

Health Care Providers & Services – 1.2%
Pediatrix Medical Group, Inc.(a)	465,968	6,593,447

		22,201,537

4 AB Small Cap Value Portfolio	ABFunds.com

PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Consumer Staples – 2.9%
Food Products – 1.4%
Nomad Foods Ltd.	421,450	$7,375,375

Household Products – 1.5%
WD-40 Co.	32,974	8,033,456

		15,408,831

Communication Services – 2.5%
Media – 2.5%
Criteo SA (Sponsored ADR)(a)	228,453	5,816,413
Nexstar Media Group, Inc.	45,945	7,829,947

		13,646,360

Total Common Stocks (cost $518,586,482)		535,746,863

SHORT-TERM INVESTMENTS – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.14%(c)(d)(e) (cost $5,735,883)	5,735,883	5,735,883

Total Investments Before Security Lending Collateral for Securities Loaned – 100.3% (cost $524,322,365)		541,482,746

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.14%(c)(d)(e) (cost $3,822,981)	3,822,981	3,822,981

Total Investments – 101.0% (cost $528,145,346)		545,305,727
Other assets less liabilities – (1.0)%		(5,164,940)

Net Assets – 100.0%		$540,140,787

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Affiliated investments.

(d)	The rate shown represents the 7-day yield as of period end.

(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See notes to financial statements.

ABFunds.com	AB Small Cap Value Portfolio 5

STATEMENT OF ASSETS & LIABILITIES

May 31, 2025 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $518,586,482)	$535,746,863	(a)
Affiliated issuers (cost $9,558,864—including investment of cash collateral for securities loaned of $3,822,981)	9,558,864
Receivable for investment securities sold	740,243
Unaffiliated dividends and interest receivable	365,603
Receivable for capital stock sold	94,064
Affiliated dividends receivable	25,122
Receivable due from Adviser	1,559

Total assets	546,532,318

Liabilities
Payable for collateral received on securities loaned	3,822,981
Payable for investment securities purchased	1,740,970
Advisory fee payable	377,832
Payable for capital stock redeemed	185,093
Administrative fee payable	35,116
Distribution fee payable	18,096
Transfer Agent fee payable	11,757
Directors’ fees payable	8,874
Accrued expenses	190,812

Total liabilities	6,391,531

Net Assets	$540,140,787

Composition of Net Assets
Capital stock, at par	$3,985
Additional paid-in capital	525,970,916
Distributable earnings	14,165,886

Net Assets	$540,140,787

Net Asset Value Per Share—11 billion shares of capital stock authorized, $.0001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$80,955,364	6,032,384	$13.42	*

C	$173,026	13,764	$12.57

Advisor	$459,012,397	33,800,704	$13.58

(a)	Includes securities on loan with a value of $16,157,912 (see Note E).

*	The maximum offering price per share for Class A shares was $14.02 which reflects a sales charge of 4.25%.

See notes to financial statements.

6 AB Small Cap Value Portfolio	ABFunds.com

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2025 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $21,720)	$5,441,123
Affiliated issuers	126,997
Interest	631
Securities lending income, net	8,090	$5,576,841

Expenses
Advisory fee (see Note B)	2,293,377
Distribution fee—Class A	111,425
Distribution fee—Class C	1,310
Transfer agency—Class A	21,211
Transfer agency—Class C	72
Transfer agency—Advisor Class	115,183
Custody and accounting	46,065
Administrative	46,018
Registration fees	29,048
Audit and tax	24,664
Legal	19,598
Printing	14,909
Directors’ fees	13,902
Miscellaneous	10,030

Total expenses before bank overdraft expense	2,746,812
Bank overdraft expense	25,425

Total expenses	2,772,237
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(6,702)

Net expenses		2,765,535

Net investment income		2,811,306

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain on investment transactions		9,172,423
Net change in unrealized appreciation (depreciation) of investments		(101,255,248)

Net loss on investment transactions		(92,082,825)

Net Decrease in Net Assets from Operations		$(89,271,519)

See notes to financial statements.

ABFunds.com	AB Small Cap Value Portfolio 7

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,811,306	$5,795,657
Net realized gain on investment transactions	9,172,423	27,208,736
Net change in unrealized appreciation (depreciation) of investments	(101,255,248)	140,994,411

Net increase (decrease) in net assets from operations	(89,271,519)	173,998,804
Distributions to Shareholders
Class A	(3,680,582)	(301,408)
Class C	(9,508)	– 0	–
Advisor Class	(20,699,221)	(2,706,487)
Capital Stock Transactions
Net increase (decrease)	9,046,633	(110,352,383)

Total increase (decrease)	(104,614,197)	60,638,526
Net Assets
Beginning of period	644,754,984	584,116,458

End of period	$540,140,787	$644,754,984

See notes to financial statements.

8 AB Small Cap Value Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS

May 31, 2025 (unaudited)

NOTE A

Significant Accounting Policies

AB Cap Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 11 portfolios currently in operation. Each portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Small Cap Value Portfolio (the “Fund”), a diversified portfolio. The Fund offers Class A, Class C and Advisor Class shares. Class B, Class R, Class K, Class I, Class Z, Class T, Class 1 and Class 2 shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All 11 classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Company’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national

ABFunds.com	AB Small Cap Value Portfolio 9

NOTES TO FINANCIAL STATEMENTS (continued)

securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including

10 AB Small Cap Value Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

ABFunds.com	AB Small Cap Value Portfolio 11

NOTES TO FINANCIAL STATEMENTS (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2025:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$535,746,863		$	– 0	–	$	– 0	–	$535,746,863
Short-Term Investments	5,735,883			– 0	–		– 0	–	5,735,883
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,822,981			– 0	–		– 0	–	3,822,981

Total Investments in Securities	545,305,727			– 0	–		– 0	–	545,305,727
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$545,305,727		$	– 0	–	$	– 0	–	$545,305,727

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated.

12 AB Small Cap Value Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current tax year and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

ABFunds.com	AB Small Cap Value Portfolio 13

NOTES TO FINANCIAL STATEMENTS (continued)

9. Segment Information

The Fund represents a single operating segment. An operating segment is defined in U.S. GAAP as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President is the CODM. The CODM monitors the operating results of the Fund as a whole and the pre-determined Fund’s long term investment strategy, which is executed by the portfolio management group. The qualitative and quantitative information contained within the financial statements is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmark and to make resource allocation decisions. Segment assets are reflected on the statement of assets and liabilities and segment expenses are listed on the statement of operations.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .80% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB mutual funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transactions costs) on an annual basis (the “Expense Caps”) to 1.25%, 2.00%, and 1.00% of daily average net assets for Class A, Class C, and Advisor Class shares, respectively. The Expense Caps will extend through February 28, 2026 and then may be extended by the Adviser for additional one year terms. For the six months ended May 31, 2025, there were no such reimbursements.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended May 31, 2025, the reimbursement for such services amounted to $46,018.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $31,016 for the six months ended May 31, 2025.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has

14 AB Small Cap Value Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

advised the Fund that it has retained front-end sales charges of $45 from the sale of Class A shares and received $-0- and $-0- in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the six months ended May 31, 2025.

The Fund may invest in AB Government Money Market Portfolio which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of AB Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in AB Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended May 31, 2025, such waiver amounted to $5,848.

A summary of the Fund’s transactions in AB mutual funds for the six months ended May 31, 2025 is as follows:

Fund	Market Value 11/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 5/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$2,458	$85,369	$82,091	$5,736	$127
AB Government Money Market Portfolio*	2,827	20,003	19,007	3,823	1

Total				$9,559	$128

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .25% of the Fund’s average daily net assets attributable to Class A shares and 1% of the Fund’s average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $1,264 for Class C shares. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under

ABFunds.com	AB Small Cap Value Portfolio 15

NOTES TO FINANCIAL STATEMENTS (continued)

the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2025 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$215,870,527		$230,645,875
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$59,596,647
Gross unrealized depreciation	(42,436,266)

Net unrealized appreciation	$17,160,381

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended May 31, 2025.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

16 AB Small Cap Value Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in AB Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and AB Government Money Market Portfolio are reflected in the statement of operations. When the Fund earns net securities lending income from AB Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in AB Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of AB Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

ABFunds.com	AB Small Cap Value Portfolio 17

NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions surrounding securities lending for the six months ended May 31, 2025 is as follows:

				AB Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$16,157,912	$3,822,981	$13,034,494	$6,869	$1,221	$854

*	As of May 31, 2025.

NOTE F

Capital Stock

Each class consists of 1,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30, 2024		Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30, 2024

Class A
Shares sold	116,998	168,596		$1,665,151		$2,296,414

Shares issued in reinvestment of dividends and distributions	226,251	22,422		3,479,746		279,150

Shares redeemed	(626,490)	(2,994,881)		(8,688,233)		(42,226,929)

Net decrease	(283,241)	(2,803,863)		$(3,543,336)		$(39,651,365)

Class C
Shares sold	1,941	– 0	–	$27,000	$	– 0	–

Shares issued in reinvestment of dividends and distributions	437	– 0	–	6,312		– 0	–

Shares redeemed	(8,531)	(3,119)		(102,232)		(42,261)

Net decrease	(6,153)	(3,119)		$(68,920)		$(42,261)

Advisor Class
Shares sold	3,659,110	6,221,643		$53,172,340		$87,690,626

Shares issued in reinvestment of dividends and distributions	1,187,322	163,698		18,462,856		2,059,327

Shares redeemed	(4,105,445)	(11,197,785)		(58,976,307)		(160,408,710)

Net increase (decrease)	740,987	(4,812,444)		$12,658,889		$(70,658,757)

18 AB Small Cap Value Portfolio	ABFunds.com

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, tariffs and trade disputes, and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Capitalization Risk—Investments in small-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Sector Risk—The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the financials sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short-term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 2025.

ABFunds.com	AB Small Cap Value Portfolio 19

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending November 30, 2025 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended November 30, 2024 and November 30, 2023 were as follows:

	2024		2023
Distributions paid from:
Ordinary income	$3,007,895		$5,319,037
Net long-term capital gains	– 0	–	25,700,072

Total taxable distributions paid	$3,007,895		$31,019,109

As of November 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$21,525,249
Undistributed capital gains	1,697,939	(a)
Unrealized appreciation (depreciation)	104,603,528	(b)

Total accumulated earnings (deficit)	$127,826,716

(a)	During the fiscal year, the Fund utilized $8,342,073 of capital loss carry forwards to offset current year net realized gains.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of passive foreign investment companies (PFICs) and the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2024, the Fund did not have any capital loss carryforwards.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

20 AB Small Cap Value Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 16.19	$ 12.29	$ 14.24	$ 16.37	$ 11.74	$ 12.40

Income From Investment Operations

Net investment income(a)(b)	.05	.10	.06	.07	.02	.04

Net realized and unrealized gain (loss) on investment transactions	(2.24)	3.83	(1.38)	(1.04)	4.65	(.37)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(2.19)	3.93	(1.32)	(.97)	4.67	(.33)

Less: Dividends and Distributions

Dividends from net investment income	(.14)	(.03)	(.09)	(.01)	(.04)	(.02)

Distributions from net realized gain on investment transactions	(.44)	– 0	–	(.54)	(1.15)	– 0	–	(.31)

Total dividends and distributions	(.58)	(.03)	(.63)	(1.16)	(.04)	(.33)

Net asset value, end of period	$ 13.42	$ 16.19	$ 12.29	$ 14.24	$ 16.37	$ 11.74

Total Return

Total investment return based on net asset value(d)	(13.97)%	32.08%	(9.52)%	(6.72)%	39.92%	(2.71)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$80,956	$102,252	$112,084	$162,522	$177,607	$127,581

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.17	%(e)^	1.16%	1.17%	1.16%	1.17%	1.20%

Expenses, before waivers/reimbursements	1.18	%(e)^	1.17%	1.17%	1.16%	1.17%	1.21%

Net investment income(b)	.77	%^	.74%	.44%	.50%	.13%	.40%

Portfolio turnover rate	38%	60%	59%	47%	50%	48%

See footnote summary on page 24.

ABFunds.com	AB Small Cap Value Portfolio 21

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Class C
	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30,
			2024		2023		2022		2021		2020

Net asset value, beginning of period	$ 15.16		$ 11.56		$ 13.43		$ 15.59		$ 11.23		$ 11.93

Income From Investment Operations

Net investment income (loss)(a)(b)	– 0	–	(.00	)(c)	(.04)		(.02)		(.10)		(.04)

Net realized and unrealized gain (loss) on investment transactions	(2.11)		3.60		(1.29)		(.99)		4.46		(.35)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(2.11)		3.60		(1.33)		(1.01)		4.36		(.39)

Less: Distributions

Dividends from net investment income	(.04)		– 0	–	– 0	–	– 0	–	– 0	–	– 0	–

Distributions from net realized gain on investment transactions	(.44)		– 0	–	(.54)		(1.15)		– 0	–	(.31)

Total distributions	(.48)		– 0	–	(.54)		(1.15)		– 0	–	(.31)

Net asset value, end of period	$ 12.57		$ 15.16		$ 11.56		$ 13.43		$ 15.59		$ 11.23

Total Return

Total investment return based on net asset value(d)	(14.35)%		31.14%		(10.16)%		(7.35)%		38.82%		(3.41)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$173		$302		$266		$330		$477		$287

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	1.93	%(e)^	1.92%		1.92%		1.76%		1.90%		1.97%

Expenses, before waivers/reimbursements	1.93	%(e)^	1.92%		1.93%		1.92%		1.92%		1.97%

Net investment loss(b)	(.01	)%^	(.03)%		(.30)%		(.16)%		(.65)%		(.37)%

Portfolio turnover rate	38%		60%		59%		47%		50%		48%

See footnote summary on page 24.

22 AB Small Cap Value Portfolio	ABFunds.com

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 16.40	$ 12.46	$ 14.42	$ 16.57	$ 11.88	$ 12.54

Income From Investment Operations

Net investment income(a)(b)	.07	.14	.09	.11	.06	.07

Net realized and unrealized gain (loss) on investment transactions	(2.26)	3.87	(1.39)	(1.06)	4.70	(.36)

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)	– 0	–

Net increase (decrease) in net asset value from operations	(2.19)	4.01	(1.30)	(.95)	4.76	(.29)

Less: Dividends and Distributions

Dividends from net investment income	(.19)	(.07)	(.12)	(.05)	(.07)	(.06)

Distributions from net realized gain on investment transactions	(.44)	– 0	–	(.54)	(1.15)	– 0	–	(.31)

Total dividends and distributions	(.63)	(.07)	(.66)	(1.20)	(.07)	(.37)

Net asset value, end of period	$ 13.58	$ 16.40	$ 12.46	$ 14.42	$ 16.57	$ 11.88

Total Return

Total investment return based on net asset value(d)	(13.86)%	32.37%	(9.22)%	(6.53)%	40.26%	(2.42)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$459,012	$542,201	$471,766	$520,700	$456,033	$254,319

Ratio to average net assets of:

Expenses, net of waivers/reimbursements	.93	%(e)^	.92%	.92%	.91%	.92%	.96%

Expenses, before waivers/reimbursements	.93	%(e)^	.92%	.92%	.91%	.92%	.96%

Net investment income(b)	1.02	%^	.98%	.71%	.79%	.38%	.67%

Portfolio turnover rate	38%	60%	59%	47%	50%	48%

See footnote summary on page 24.

ABFunds.com	AB Small Cap Value Portfolio 23

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	The expense ratios presented below exclude bank overdraft expense:

	Six Months Ended May 31, 2025 (unaudited)		Year Ended November 30,
			2024	2023	2022	2021	2020

Class A

Net of waivers/reimbursements	1.17	%^	1.16%	1.17%	1.16%	1.17%	1.20%

Before waivers/reimbursements	1.17	%^	1.17%	1.17%	1.16%	1.17%	1.21%
Class C

Net of waivers/reimbursements	1.92	%^	1.92%	1.92%	1.76%	1.90%	1.97%

Before waivers/reimbursements	1.92	%^	1.92%	1.93%	1.92%	1.92%	1.97%
Advisor Class

Net of waivers/reimbursements	.92	%^	.92%	.92%	.91%	.92%	.96%

Before waivers/reimbursements	.92	%^	.92%	.92%	.91%	.92%	.96%

^	Annualized.

See	notes to financial statements.

24 AB Small Cap Value Portfolio	ABFunds.com

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Cap Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of AB Small Cap Value Portfolio (the “Fund”) at a meeting held in-person on May 6-8, 2025 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

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research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2023 and 2024 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their

26 AB Small Cap Value Portfolio	ABFunds.com

clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors have received detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 28, 2025 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, and their discussion with the Adviser of the reasons for the Fund’s underperformance in certain periods reviewed, the directors concluded that the Fund’s investment performance in the most recent period was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was equal to the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the

ABFunds.com	AB Small Cap Value Portfolio 27

Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to the medians for a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The Adviser had agreed to cap the Fund’s expenses, but the directors noted that the Fund’s expense ratio was currently below the level of the Adviser’s cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was lower than the medians. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund does not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also

28 AB Small Cap Value Portfolio	ABFunds.com

had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s asset level (which was well below the level at which they would anticipate adding an initial breakpoint) and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

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NOTES

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NOTES

ABFunds.com	AB Small Cap Value Portfolio 31

NOTES

32 AB Small Cap Value Portfolio	ABFunds.com

AB SMALL CAP VALUE PORTFOLIO

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

SCV-0152-0525

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no shareholder meetings during the reporting period.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 7 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	July 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date:	July 25, 2025

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date:	July 25, 2025